International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans
Loans	$ 6,894,946	$ 6,561,289
Less allowance for probable loan losses	(60,278)	(61,384)	$ (67,687)	$ (64,661)
Net loans	6,834,668	6,499,905
Accrued interest receivable	36,620	36,803
International Banking Services
Loans
Accrued interest receivable	743	811
Outstanding standby and commercial letters of credit	124,543
Revenues	5,445	5,412	$ 5,248
International Banking Services | Foreign
Loans
Loans	141,049	150,517
Less allowance for probable loan losses	(823)	(871)
Net loans	140,226	149,646
International Banking Services | Foreign | Commercial
Loans
Loans	88,979	101,955
International Banking Services | Foreign | Others
Loans
Loans	$ 52,070	$ 48,562